Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

18.                Share-based Compensation

(a)                   Description of stock option plan

In December 1999, the Company adopted an incentive and non-statutory stock option plan for the Company’s directors, senior management, employees and consultants (the 1999 Stock Option Plan). According to a resolution of the Board of Directors of the Company in 2000, the 1999 Stock Option Plan was replaced by the 2000 Stock Option Plan.

According to resolutions of the Board of Directors and the shareholders of the Company in 2001, the 2000 stock option plan was amended and restated. Under the amended plan, the number of ordinary shares available for issuance was increased to 323,715,000. The amended plan also included a mechanism for the automatic increase in the number of ordinary shares available for future issuance. This mechanism, which is known as “Evergreen Provision”, provided for a periodic increase so that the number of ordinary shares available under the plan would automatically increase by 3% each year up to a maximum at any given time of 17.5% of the Company’s total outstanding ordinary shares, on a fully-diluted basis. These increases would occur on June 1 of 2001 and January 1 of each year thereafter. The “Evergreen Provision” was suspended following a resolution of the Board of Directors dated March 25, 2002. The 2000 stock option plan expired in February 2010.

(b)                   Other equity interest awards

In 2007, the Company granted equity interest awards in Youdao Computer and Youdao Information to four key employees over a four to five year period, beginning from December 1, 2007 and December 13, 2007, respectively, and ending on the respective anniversary dates of initial employment dates of the four key employees concerned. The percentage of equity interest awards ranged from 0.5% to 1.0%, and amounted to a total of 3.5% each in Youdao Computer and Youdao Information, respectively. The exercise price for each vesting period is to be determined based on the equity interest percentage awarded multiplied by the registered share capital of Youdao Computer and Youdao Information at the time of exercise. In accordance with the terms and conditions of the granting of such equity interest awards, awards granted will be forfeited upon grantee’s termination of employment, either voluntarily or involuntarily. If the employees do not exercise any of the vested equity interest awards, such awards will expire twelve months after the last vesting date. The employees duly exercised all their vested awards in 2009 and 2010 which were reported as exercises of option in a subsidiary by non-controlling shareholders in the consolidated statements of shareholders’ equity.  Upon the departure of one employee from the Company’s service in 2010, a portion of his unvested options representing 0.2% in Youdao Computer and Youdao Information as of the date of departure was cancelled.

(c)                   Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the 2009 RSU Plan). The Company had reserved 323,694,050 ordinary shares for issuance under the plan.  The 2009 RSU Plan was adopted by a resolution of the Board of Directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(d)                   Share-based compensation expense

The Company recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, such amount has been reduced for estimated forfeitures. Forfeitures are estimated based on the Company’s historical experience over the last five years and revised, in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	9,021	37,342	57,318
Selling and marketing expenses	2,323	8,123	11,357
General and administrative expenses	9,861	31,580	17,897
Research and development expenses	10,180	25,361	35,460
	31,385	102,406	122,032

The above share-based compensation cost included approximately RMB35,000, RMB30,000 and nil for the years ended December 31, 2009, 2010 and 2011, respectively in connection with the Company’s other equity interest awards made to four key employees of Youdao Information and Youdao Computer (see Note 18 (b)).

As of December 31, 2011, total unrecognized compensation cost related to the unvested awards under the stock option plan, adjusted for estimated forfeitures, was US$0.2million (RMB1.3 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2011, the weighted average remaining vesting period was 1.88 years.

As of December 31, 2011, total unrecognized compensation related to unvested awards under the restricted share unit plan, adjusted for estimated forfeitures, was US$40.2 million (RMB253.0 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2011, the weighted average remaining vesting period was 3.24 years.

(e)                   Valuation assumptions

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The estimated fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

	For the year ended December 31,
	2009	2010	2011

Risk free interest rate	1.28%	*	*
Expected life (in years)	2.74	*	*
Expected dividend yield	0%	*	*
Volatility	0.49	*	*
Weighted average fair value of the underlying shares on the date of option grants (US$)	1.659	*	*
Weighted average grant-date fair value of options (US$)	0.545	*	*
Weighted average grant-date fair value of restricted share units (US$)	*	30.76	49.81

*  Not applicable as the Company did not grant any stock options in 2010 and 2011.

Refer to Note 2 (n) for the description of the bases the Company follows in the valuation of RSUs.

(f)                     Stock options award activity

The following table presents a summary of the Company’s stock options and restricted share units award activities for the years ended December 31, 2009, 2010 and 2011:

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2009	69,149	18,970	1,250	89,369	0.592
Granted during the year	—	—	875	875	1.659
Exercised during the year	(28,530)	(6,450)	(8,438)	(43,418)	0.489
Expired/forfeited during the year	(2,010)	—	—	(2,010)	0.720
Reclassification due to position change	—	(8,125)	8,125	—	—
Outstanding at December 31, 2009	38,609	4,395	1,812	44,816	0.706

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised during the year	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited during the year	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised during the year	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited during the year	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:

Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted during 2011	12,854	4,368	580	17,802
Exercised during 2011	(5,024)	(290)	(720)	(6,034)
Forfeited during 2011	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

For the year ended December 31, 2011, the numbers of stock options expired and forfeited totaled approximately 0.03 million and 0.03 million, respectively.

The following table presents the total intrinsic value of options exercised and the total fair value of restricted share units on vesting dates for the years ended 2009, 2010 and 2011, respectively:

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2009	36.3	239.6
2010	18.2	120.2
2011	17.2	111.2

RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2009	Not applicable	Not applicable
2010	Note (a) below	Note (a) below
2011	11.0	71.2

Note (a): The Company made its first award of restricted share units in 2010 and none of such awards was vested in 2010.

The following table presents the weighted average remaining contractual life and exercise price for the options outstanding and exercisable as of December 31, 2011:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$0.728	4,579	0.20	0.728	4,579	0.20	0.728
US$1.659	875	2.87	1.659	438	2.87	1.659
	5,454	0.63	0.880	5,017	0.43	0.810
Restricted Share Units
Performance-based settled in stock	844	3.17	n/a	—	—	n/a
Time-based-settled in stock/cash	17,622	3.55	n/a	—	—	n/a
Time-based-settled in stock	18,209	3.61	n/a	—	—	n/a
	36,675	3.57	n/a	—	—	n/a

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2011 was US$5.0 million and US$4.9 million, respectively. The intrinsic value was calculated as the difference between the Company’s closing stock price of US$44.85 per ADS, or US$1.7940 per share as of December 30, 2011, and the exercise price of the underlying options as of that date.

The aggregate intrinsic value of restricted share units outstanding as of December 31, 2011 was US$62.8 million. The intrinsic value was calculated based on the Company’s closing stock price of US$44.85 per ADS, or US$1.7940 per share as of December 30, 2011.

It is the Company’s policy to issue new shares upon share option exercise and vesting of restricted shares.  The Company’s 1999 Stock Option Plan expired in February 2010. As of December 31, 2011, the number of shares available for future grant under the Company’s 2009 RSU plan is set out as follows (in thousands):

Total number of shares reserved under the RSU Plan as of January 1, 2011	296,512
No. of restricted shares authorized during 2011	(21,743)
No. of restricted shares cancelled during 2011	6,216
Total number of shares available for future grant as of December 31, 2011	280,985